The reconciliation of bullion holdings for the years ended December 31, 2023 and 2022 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 5,745,945
Realized gains (losses) on sales and redemptions for physical bullion	36,901	$ 324
Change in unrealized gains (losses)	711,174	(60,006)
Balance at end of year	6,506,367	5,745,945
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	5,745,945	5,001,081
Purchases	198,628	806,723
Sales	(9,779)	(2,177)
Redemptions for physical bullion	(176,502)
Realized gains (losses) on sales and redemptions for physical bullion	36,901	324
Change in unrealized gains (losses)	711,174	(60,006)
Balance at end of year	$ 6,506,367	$ 5,745,945